Workers' Compensation And Black Lung (Classification Of Net Amounts Recognized For Workers' Compensation And Black Lung Benefits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Less current portion	$ (334)	$ (227)
Non-current obligations	5,786	6,520
Black Lung Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total obligations	7,251	8,513
Workers Compensation [Member]
Defined Benefit Plan Disclosure [Line Items]
Total obligations	10,159	9,846
Workers' Compensation And Black Lung Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total obligations	17,410	18,359
Less current portion	(1,190)	(1,784)
Non-current obligations	$ 16,220	$ 16,575